                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for Calendar Year or the Quarter Ended: September 30, 2005
                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (check only one.):
                                         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Wilmington Trust Corporation
Address:      1100 North Market Street
              Wilmington, Delaware  19890

Form 13F File Number: 28-00674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael A. DiGregorio
Title:        Senior Vice President
Phone:        (302) 651-8378

Signature, Place, and Date of Signing:

s/Michael A. DiGregorio             Wilmington, DE            November 9, 2005
-----------------------             ------------------        ----------------
Michael A. DiGregorio               City, State               Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report)
[x] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number 28-03742
Name:  Wilmington Trust Company
Form 13F File Number 28-04464
Name:  Wilmington Trust of Pennsylvania
Form 13F File Number 28-03740
Name:  Wilmington Trust FSB
Form 13F File Number 28-06601
Name:  Rodney Square Management Corporation